Deferred Acquisition Costs ("DAC"), Value Of Business Acquired ("VOBA") And Other Intangible Assets (Schedule Of Activity For DAC, VOBA And Other Intangible Assets) (Details) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Deferred Acquisition Costs ("DAC"), Value of Business Acquired ("VOBA") and Other Intangible Assets [Abstract]
Carrying value at beginning of period, DAC	$ 250.1	[1]	$ 230.4	[1]	$ 232.3
Carrying value at beginning of period, VOBA	28.4		30.4		31.1
Carrying value at beginning of period, Other intangible assets	51.7		55.8		54.2
Total balance at beginning of period	330.2		316.6		317.6
Deferred or acquired, DAC	81.7		76.0		76.7
Deferred or acquired, Other intangible assets			1.7		6.3
Total deferred or acquired	81.7		77.7		83.0
Amortized during period, DAC	(57.4)		(56.3)		(78.6)
Amortized during period, VOBA	(2.0)		(2.0)		(0.7)
Amortized during period, Other intangible assets	(7.6)		(5.8)		(4.7)
Total amortized during period	(67.0)		(64.1)		(84.0)
Carrying value at end of period, net DAC	274.4	[1]	250.1	[1]	230.4	[1]
Carrying value at end of period, net VOBA	26.4		28.4		30.4
Carrying value at end of period, net Other intangible assets	44.1		51.7		55.8
Total carrying value at end of period	$ 344.9		$ 330.2		$ 316.6

[1]	See "Note 1—Summary of Significant Accounting Policies—DAC, VOBA and Other Intangible Assets" And "Note 12—DAC, VOBA and Other Intangible Assets."